AST BOND PORTFOLIO 2028
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 98.5%
Asset-Backed Securities — 27.6%
Automobiles — 7.6%
ARI Fleet Lease Trust,
Series 2017-A, Class A2, 144A
1.910%	04/15/26	29	$ 29,189
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-02A, Class A, 144A
3.350%	09/22/25	100	104,062
Bank of The West Auto Trust,
Series 2017-01, Class A3, 144A
2.110%	01/15/23	92	91,535
Enterprise Fleet Financing LLC,
Series 2017-02, Class A2, 144A
1.970%	01/20/23	34	33,873
Ford Credit Auto Owner Trust,
Series 2017-01, Class A, 144A
2.620%	08/15/28	100	101,245
Series 2019-01, Class A, 144A
3.520%	07/15/30	300	317,287
Ford Credit Floorplan Master Owner Trust,
Series 2017-02, Class A2, 1 Month LIBOR + 0.350% (Cap N/A, Floor 0.620%)
2.378%(c)	09/15/22	100	100,077
Series 2018-02, Class A
3.170%	03/15/25	300	310,132
GM Financial Consumer Automobile Receivables Trust,
Series 2018-04, Class C
3.620%	06/17/24	100	103,260
Honda Auto Receivables Owner Trust,
Series 2019-01, Class A3
2.830%	03/20/23	300	305,292
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27	200	208,506
Santander Retail Auto Lease Trust,
Series 2018-A, Class A2A, 144A
2.710%	10/20/20	29	28,754
Toyota Auto Loan Extended Note Trust,
Series 2019-01A, Class A, 144A
2.560%	11/25/31	200	204,424
World Omni Automobile Lease Securitization Trust,
Series 2018-A, Class A2
2.590%	11/16/20	52	52,182
			1,989,818
Collateralized Loan Obligations — 11.4%
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)
3.273%(c)	04/17/31	250	247,379
Series 2015-05A, Class A1R, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)
3.598%(c)	01/20/32	500	500,271
CIFC Funding Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
3.388%(c)	01/22/31	250	248,886
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
3.297%(c)	04/26/31	250	$ 246,281
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)
3.383%(c)	04/17/31	250	247,211
Series 2018-20A, Class A1, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)
3.328%(c)	04/20/31	250	247,334
Sound Point CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)
3.648%(c)	01/20/32	500	501,851
TICP CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
3.078%(c)	07/20/27	250	249,114
Voya CLO Ltd. (Cayman Islands),
Series 2013-02A, Class A1R, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)
3.246%(c)	04/25/31	250	247,398
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
3.200%(c)	01/18/29	250	249,776
			2,985,501
Consumer Loans — 1.1%
SoFi Consumer Loan Program Trust,
Series 2019-01, Class A, 144A
3.240%	02/25/28	135	136,902
Series 2019-02, Class A, 144A
3.010%	04/25/28	159	159,866
			296,768
Credit Cards — 3.2%
American Express Credit Account Master Trust,
Series 2019-01, Class A
2.870%	10/15/24	400	409,821
Chase Issuance Trust,
Series 2012-A07, Class A7
2.160%	09/15/24	200	201,569
Citibank Credit Card Issuance Trust,
Series 2018-A07, Class A7
3.960%	10/13/30	200	227,645
			839,035
Equipment — 0.4%
MMAF Equipment Finance LLC,
Series 2019-A, Class A5, 144A
3.080%	11/12/41	100	103,136
Student Loans — 3.9%
Commonbond Student Loan Trust,
Series 2018-AGS, Class A1, 144A
3.210%	02/25/44	140	142,742
A1

AST BOND PORTFOLIO 2028 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
Laurel Road Prime Student Loan Trust,
Series 2018-B, Class A1FX, 144A
2.680%	05/26/43	46	$ 46,096
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A1, 144A
2.530%	02/18/42	137	136,932
Series 2018-CA, Class A2, 144A
3.520%	06/16/42	100	103,272
SoFi Professional Loan Program Trust,
Series 2018-C, Class A2FX, 144A
3.590%	01/25/48	400	416,657
Series 2018-D, Class A1FX, 144A
3.120%	02/25/48	188	189,598
			1,035,297

Total Asset-Backed Securities (cost $7,135,982)			7,249,555
Commercial Mortgage-Backed Securities — 25.4%
CD Mortgage Trust,
Series 2016-CD01, Class A1
1.443%	08/10/49	224	222,058
CFCRE Commercial Mortgage Trust,
Series 2016-C07, Class A1
1.971%	12/10/54	263	261,790
Series 2016-C07, Class A2
3.585%	12/10/54	675	724,682
Citigroup Commercial Mortgage Trust,
Series 2016-C02, Class A1
1.499%	08/10/49	129	128,160
Series 2017-P08, Class A2
3.109%	09/15/50	100	104,019
Commercial Mortgage Trust,
Series 2014-UBS02, Class A2
2.820%	03/10/47	8	8,017
Series 2014-UBS04, Class A2
2.963%	08/10/47	4	4,188
Series 2015-DC01, Class A5
3.350%	02/10/48	160	167,961
Series 2016-DC02, Class A5
3.765%	02/10/49	450	485,919
CSAIL Commercial Mortgage Trust,
Series 2015-C03, Class A1
1.717%	08/15/48	49	49,219
Series 2015-C04, Class A1
2.010%	11/15/48	191	190,245
DBJPM Mortgage Trust,
Series 2016-C03, Class A2
1.886%	08/10/49	150	148,677
Series 2017-C06, Class A1
1.907%	06/10/50	357	355,564
Fannie Mae-Aces,
Series 2018-M04, Class A1
3.044%(cc)	03/25/28	243	254,854
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust,
Series 2014-GC22, Class A3
3.516%	06/10/47	46	$ 46,509
Series 2017-GS07, Class A1
1.950%	08/10/50	191	190,772
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2014-C20, Class A3A2, 144A
3.472%	07/15/47	321	326,498
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP05, Class A1
2.086%	03/15/50	148	148,084
Series 2017-JP07, Class A1
1.969%	09/15/50	217	216,564
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C02, Class A1
1.423%	06/15/49	290	287,705
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-LC09, Class A5
2.840%	12/15/47	265	269,795
Series 2013-LC11, Class A4
2.694%	04/15/46	338	343,573
Series 2016-JP02, Class A1
1.324%	08/15/49	216	214,539
Series 2016-JP04, Class A1
1.891%	12/15/49	8	7,815
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17, Class A5
3.741%	08/15/47	95	101,105
Series 2015-C23, Class A1
1.685%	07/15/50	40	40,266
Morgan Stanley Capital I Trust,
Series 2016-BNK02, Class A1
1.424%	11/15/49	305	302,260
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C06, Class A4
3.244%	04/10/46	50	51,569
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS03, Class A1
1.504%	09/15/57	40	39,962
Series 2016-C33, Class A1
1.775%	03/15/59	261	260,106
Series 2016-C37, Class A1
1.944%	12/15/49	338	337,491
Series 2016-LC24, Class A1
1.441%	10/15/49	6	6,327
Series 2017-C38, Class A1
1.968%	07/15/50	142	141,624
Series 2017-C41, Class A3
3.210%	11/15/50	225	237,492
WFRBS Commercial Mortgage Trust,
Series 2014-LC14, Class A2
2.862%	03/15/47	14	13,850

Total Commercial Mortgage-Backed Securities (cost $6,477,838)			6,689,259

A2

AST BOND PORTFOLIO 2028 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds — 21.5%
Auto Manufacturers — 0.1%
General Motors Financial Co., Inc.,
Gtd. Notes
3.850%	01/05/28	20	$ 19,873
Banks — 6.8%
Bank of America Corp.,
Sr. Unsec’d. Notes
3.366%(ff)	01/23/26	285	296,439
Sr. Unsec’d. Notes, MTN
3.458%(ff)	03/15/25	55	57,316
Sub. Notes, MTN
4.000%	01/22/25	240	254,840
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
3.442%(ff)	02/07/28	50	53,018
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.887%(ff)	01/10/28	485	519,511
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.850%	01/26/27	45	47,717
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.509%(ff)	01/23/29	70	73,993
Morgan Stanley,
Sr. Unsec’d. Notes
3.625%	01/20/27	50	52,942
Sr. Unsec’d. Notes, GMTN
3.772%(ff)	01/24/29	405	432,855
			1,788,631
Biotechnology — 0.7%
Celgene Corp.,
Sr. Unsec’d. Notes
3.450%	11/15/27	185	196,008
Building Materials — 0.3%
Johnson Controls International PLC,
Sr. Unsec’d. Notes
3.900%	02/14/26	19	20,313
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
3.500%	12/15/27	45	46,177
			66,490
Computers — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
3.000%	02/09/24	15	15,630
Diversified Financial Services — 0.2%
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
3.200%	01/25/28	60	62,988
Electric — 0.8%
Commonwealth Edison Co.,
First Mortgage
2.950%	08/15/27	35	36,245
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series B
2.750%	01/15/22	50	$ 50,464
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
3.250%	12/01/24	50	52,152
MidAmerican Energy Co.,
First Mortgage
3.100%	05/01/27	60	63,180
			202,041
Insurance — 0.2%
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.250%	02/15/20	50	50,692
Media — 0.2%
Comcast Corp.,
Gtd. Notes
3.000%	02/01/24	50	51,775
Multi-National — 1.7%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.750%	01/06/23	400	403,068
4.375%	06/15/22	50	52,616
			455,684
Oil & Gas — 1.7%
Antero Resources Corp.,
Gtd. Notes
5.375%	11/01/21	50	48,250
Apache Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/22	11	11,198
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
4.250%	04/15/27(a)	205	213,135
Noble Energy, Inc.,
Sr. Unsec’d. Notes
3.850%	01/15/28(a)	180	186,798
			459,381
Packaging & Containers — 0.9%
WRKCo, Inc.,
Gtd. Notes
3.750%	03/15/25	220	231,587
Pharmaceuticals — 3.1%
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes
3.450%	12/15/27	30	31,001
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.079%	06/15/24	265	268,256
Express Scripts Holding Co.,
Gtd. Notes
4.500%	02/25/26	220	240,262

A3

AST BOND PORTFOLIO 2028 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Mylan, Inc.,
Gtd. Notes
4.550%	04/15/28	190	$ 201,662
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26	65	67,067
			808,248
Pipelines — 3.0%
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
4.400%	04/01/24	175	168,534
MPLX LP,
Sr. Unsec’d. Notes
4.000%	03/15/28	85	88,619
4.125%	03/01/27	15	15,819
ONEOK, Inc.,
Gtd. Notes
4.000%	07/13/27	235	245,929
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
4.000%	03/15/28	195	208,526
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.350%	08/15/22	50	51,143
			778,570
Retail — 0.7%
Alimentation Couche-Tard, Inc. (Canada),
Gtd. Notes, 144A
3.550%	07/26/27	190	197,515
Telecommunications — 1.0%
AT&T, Inc.,
Sr. Unsec’d. Notes
4.350%	03/01/29	230	254,032

Total Corporate Bonds (cost $5,392,848)			5,639,145
Residential Mortgage-Backed Securities — 2.3%
Gosforth Funding PLC (United Kingdom),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.450% (Cap N/A, Floor 0.000%)
2.582%(c)	08/25/60	147	146,747
Permanent Master Issuer PLC (United Kingdom),
Series 2018-01A, Class 1A1, 144A, 3 Month LIBOR + 0.380% (Cap N/A, Floor 0.000%)
2.683%(c)	07/15/58	300	300,096
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MA
3.500%	08/25/58	96	99,992
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Station Place Securitization Trust,
Series 2019-WL01, Class A, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.650%)
2.668%(c)	08/25/52	50	$ 50,051

Total Residential Mortgage-Backed Securities (cost $594,017)			596,886
Sovereign Bonds — 3.3%
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
2.125%	11/16/20	200	200,353
Province of Alberta (Canada),
Sr. Unsec’d. Notes
2.200%	07/26/22	100	101,116
Province of Manitoba (Canada),
Sr. Unsec’d. Notes
2.125%	05/04/22	200	201,664
Province of Ontario (Canada),
Sr. Unsec’d. Notes
3.400%	10/17/23	125	132,782
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
4.500%	04/23/28	200	227,880

Total Sovereign Bonds (cost $820,587)			863,795
U.S. Government Agency Obligations — 5.8%
Federal National Mortgage Assoc.
1.875%	09/24/26	285	288,538
2.000%	10/25/22	20	20,186
2.500%	02/05/24	720	747,145
Tennessee Valley Authority, Sr. Unsec’d. Notes
2.250%	03/15/20	305	305,495
2.875%	02/01/27	150	159,320

Total U.S. Government Agency Obligations (cost $1,460,046)			1,520,684
U.S. Treasury Obligations — 12.6%
U.S. Treasury Bonds
3.000%	05/15/45	500	588,692
U.S. Treasury Inflation Indexed Bonds, TIPS
0.875%	01/15/29	229	242,466
U.S. Treasury Notes
2.125%	05/15/25(k)	200	205,656
2.250%	11/15/24	575	593,800
2.500%	05/15/24	80	83,294
U.S. Treasury Strip Coupon
2.953%(s)	08/15/28(k)	1,870	1,603,288

Total U.S. Treasury Obligations (cost $3,130,052)			3,317,196

Total Long-Term Investments (cost $25,011,370)			25,876,520

A4

AST BOND PORTFOLIO 2028 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Short-Term Investments — 3.3%
Affiliated Mutual Funds — 3.2%
PGIM Core Ultra Short Bond Fund(w)	479,158	$ 479,158
PGIM Institutional Money Market Fund (cost $372,350; includes $371,709 of cash collateral for securities on loan)(b)(w)	372,276	372,314

Total Affiliated Mutual Funds (cost $851,508)		851,472

Options Purchased*~ — 0.1%
(cost $1,661)	29,734

Total Short-Term Investments (cost $853,169)	881,206

TOTAL INVESTMENTS—101.8% (cost $25,864,539)	26,757,726

Liabilities in excess of other assets(z) — (1.8)%	(483,133)

Net Assets — 100.0%	$ 26,274,593

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
Aces	Alternative Credit Enhancements Securities
CLO	Collateralized Loan Obligation
CMS	Constant Maturity Swap
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OTC	Over-the-counter
Q	Quarterly payment frequency for swaps
S	Semiannual payment frequency for swaps
TIPS	Treasury Inflation-Protected Securities
USOIS	United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $362,384; cash collateral of $371,709 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2019.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/21/19	0.12%	—	100	$ 87
2- Year 10 CMS Curve CAP	Call	Morgan Stanley & Co. International PLC	11/21/19	0.13%	—	100	73
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	195	1,997
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%	—	190	1,939
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	476	4,559
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	944	9,323
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	960	9,928
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	190	1,828
Total Options Purchased (cost $1,661)							$29,734
A5

AST BOND PORTFOLIO 2028 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Futures contracts outstanding at September 30, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
11	2 Year U.S. Treasury Notes	Dec. 2019	$ 2,370,500	$ (3,772)
130	10 Year U.S. Treasury Notes	Dec. 2019	16,940,625	(104,931)
1	30 Year U.S. Ultra Treasury Bonds	Dec. 2019	191,906	(4,845)
				(113,548)
Short Positions:
7	90 Day Euro	Dec. 2020	1,724,187	1,873
181	5 Year U.S. Treasury Notes	Dec. 2019	21,565,868	127,536
35	10 Year U.S. Ultra Treasury Notes	Dec. 2019	4,984,219	34,622
20	20 Year U.S. Treasury Bonds	Dec. 2019	3,246,250	41,884
				205,915
				$ 92,367
Credit default swap agreements outstanding at September 30, 2019:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.33.V1	12/20/24	1.000%(Q)	3,700	$(76,247)	$(73,919)	$2,328
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at September 30, 2019:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
1,485	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	$ —	$ (40,378)	$ (40,378)
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AST BOND PORTFOLIO 2028 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest rate swap agreements outstanding at September 30, 2019 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
990	03/29/24	1.949%(A)	1 Day USOIS(1)(A)	$ —	$ (28,314)	$ (28,314)
575	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	—	(34,871)	(34,871)
1,895	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	2,969	(121,119)	(124,088)
8,441	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(5,882)	(755,320)	(749,438)
8,126	04/30/26	1.876%(S)	3 Month LIBOR(1)(Q)	(3,606)	(188,116)	(184,510)
6,115	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(25,273)	(664,484)	(639,211)
41,088	12/29/28	2.900%(S)	3 Month LIBOR(2)(Q)	863,469	5,097,392	4,233,923
65	08/09/49	1.508%(A)	1 Day USOIS(1)(A)	—	(372)	(372)
				$831,677	$3,264,418	$2,432,741

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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